Income taxes (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income taxes [Abstract]
Components of Income Before Income Tax Expense and Income from Equity Method Investments	The components of Income before income tax expense and income from equity method investments are as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
U.S.	$941	$773	$957
Non-U.S.	687	530	503
Total income before income tax expense and income from equity method investments	$1,628	$1,303	$1,460

Provision for Income Taxes
The provision for income taxes consists of the following:

	For the years ended December 31,
(In millions)	2024	2023	2022
Current:
U.S. – Federal	$183	$182	$178
U.S. – State	65	55	37
Non-U.S.	155	113	85
Total current tax expense	403	350	300
Deferred:
U.S. – Federal	(57)	(8)	30
U.S. – State	(4)	3	14
Non-U.S.	26	16	22
Total deferred tax (benefit) expense	(35)	11	66
Total income tax expense	$368	$361	$366

Schedule of Effective Tax Rate Reconciliation
The calculation of the Company’s income tax expense is set forth below:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions, except for percentage data)	2025	2024	2025	2024
Total tax expense	$150	$155	$226	$293
Effective income tax rate	21.8%	22.0%	20.5%	23.1%

A reconciliation of the statutory U.S. federal tax rate and the Company’s effective tax rate is as follows:

	For the years ended December 31,
(In millions, except for percentage data)	2024	2023	2022
Tax expense at U.S. statutory rate	$342	$274	$306
State tax, net of federal tax benefit	46	47	40
Permanently disallowed deductions	7	5	4
Tax rate differentials	(14)	(6)	(12)
Uncertain tax positions	15	33	25
Prior year accrual adjustment	(24)	21	15
Withholding tax / minimum taxes	28	3	3
Depletion adjustment	(19)	(17)	(14)
Other	(13)	1	(1)
Total income tax expense	$368	$361	$366
Effective income tax rate	22.6%	27.8%	25.1%

Components of Deferred Income Tax Liabilities, Net
The components of Deferred income tax liabilities, net were as follows:

	As of December 31,
(In millions)	2024	2023(1)
Deferred tax assets:
Deferred expenses and defined benefit pension plan obligations	$291	$241
Lease liabilities	138	122
Site restoration	61	64
Net operating loss	22	25
Other	78	70
Total deferred tax assets	590	522
Less: valuation allowances	(13)	(12)
Total deferred tax assets after valuation allowances	$577	510
Deferred tax liabilities:
Cost depletion	$(107)	$(103)
Property, plant and equipment	(1,009)	(1,054)
Intangible and other long-lived assets	(260)	(208)
Leased right-of-use assets	(137)	(114)
Total deferred tax liabilities	(1,513)	(1,479)
Total net deferred tax liabilities	$(936)	$(969)
Reported as:
Deferred tax liabilities	$(936)	$(998)
Other noncurrent assets	—	29
Deferred tax liabilities, net	$(936)	$(969)

(1)	Certain prior period amounts have been reclassified to conform to current year presentation.

Reconciliation of Changes in Gross Amount of Unrecognized Tax Benefits
A reconciliation of the changes in the gross amount of unrecognized tax benefits is as follows:

(In millions)	2024	2023	2022
Balance at beginning of year	$161	$128	$103
Increase related to current period tax positions	15	27	29
Increase related to prior period tax positions	10	8	1
Decrease related to settlements with taxing authorities	—	—	—
Decrease related to prior period tax positions	(12)	—	—
Decreases from lapse in statutes of limitations	(7)	(2)	(5)
Balance at end of year	$167	$161	$128